United States
Securities and Exchange Commission
Washington, DC  20549

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2000

Check here if Amendment [    ];  Amendment Number: __
This Amendment (Check only one.):
[   ] is a restatement
[   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		UBS AG, New York Branch
Address:		10 E. 50th Street
		New York, New York	10022

13F File Number:  28-7344

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:		Janet R. Zimmer
Title:	Executive Director
Phone:	(203) 719-8960
Signature, Place, and Date of Signing:

/s/ Janet R. Zimmer
Janet R. Zimmer New York, New York  May 12, 2000

Report Type  (Check only one.):

[     ]   13F Holdings Report.
[     ]   13F Notice
[ X ]    13F Combination Report.

List of Other Managers Reporting for this Manager:

Form 13F File Number			Name

28-7346					Warburg Dillon Read LLC

Report Summary

Number of Other Included Managers: 1

Form 13F Information Table Entry Total:  78

Form 13F Information Table Value Total: 255,312

Pursuant to Regulation 240.24b-2(b) of the Securities
Exchange Act of 1934, please be advised that UBS AG, New
York Branch and Warburg Dillon Read LLC, one of the institutional investment managers with respect to which this schedule is filed, has omitted and filed separately with the Commission a portion of this Report for which it has requested confidential treatment.


List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.		Form 13F File No.	Name

1		28-7346			Warburg Dillon Read LLC



ISSUER
ISSUE
CUSIP
 MARKET
VALUE

QUANTITY
INVESTMENT
DISCRETION
OTHER
MGR
VOTING
AUTHORITY
ABBOTT LABS
COM
002824100
704
20,000
SOLE
1
 NONE
ADVANCED MICRO DEVICES
INC
COM
007903107
249
4,370
SOLE
1
 NONE
AEGON NV
ORD AMER
 REG
007924103
683
8,490
SOLE
1
 NONE
AFLAC INCORPORATED
COM
001055102
240
5,266
SOLE
1
 NONE
AMERICA ONLINE INC DEL
COM
02364J104
441
6,540
SOLE
1
 NONE
AMERICAN EXPRESS CO
COM
025816109
352
2,230
SOLE
1
 NONE
AMERICAN INTL GROUP INC
COM
026874107
434
3,959
SOLE
1
 NONE
AT&T CORP
COM
001957109
1,023
18,158
SOLE
1
 NONE
AT&T CORP
COM LIB GRP
A
001957208
399
6,730
SOLE
1
 NONE
BAXTER INTERNATIONAL INC
COM
071813109
11,119
177,370
SOLE
1
 NONE
BOEING CO
COM
097023105
331
8,765
SOLE
1
 NONE
BP AMOCO PLC
SPONS ADR
055622104
423
7,951
SOLE
1
 NONE
BRISTOL MYERS SQUIBB CO
COM
110122108
709
12,220
SOLE
1
 NONE
BURLINGTON NORTHERN
SANTA FE CORP
COM
12189T104
12,864
565,471
SOLE
1
 NONE
CBS CORPORATION
COM
12490K107
296
5,220
SOLE
1
 NONE
CIGNA CORP
COM
125509109
10,568
139,507
SOLE
1
 NONE
CISCO SYSTEMS
COM
17275R102
1,344
17,390
SOLE
1
 NONE
CITIGROUP INC
COM
172967101
1,167
19,495
SOLE
1
 NONE
COM21 INC
COM
205937105
244
5,200
SOLE
1
 NONE
COMPAQ COMPUTER CORP
COM
204493100
6,940
257,020
SOLE
1
 NONE
COMPUWARE CORP
COM
05638109
7,258
344,578
SOLE
1
 NONE
DOMINION RESOURCES INC VA
NEW
COM
25746U109
5,664
147,355
SOLE
1
 NONE
DU PONT E I DE NEMOURS &
CO
COM
263534109
3,650
68,955
SOLE
1
 NONE
ELECTRONIC DATA SYSTEMS
CORP (NEW)
COM
285661104
14,486
225,683
SOLE
1
 NONE
EMERSON ELEC CO
COM
291011104
6,760
127,255
SOLE
1
 NONE
EXXON MOBIL CORPORATION
N/A
30231G102
4,956
63,594
SOLE
1
 NONE
FEDERAL HOME LN MTG CORP
COM
313400301
217
4,900
SOLE
1
 NONE
FEDERATED DEPT STORES INC
COM
31410H101
5,204
123,180
SOLE
1
 NONE
FEDEX CORPORATION
COM
31428X106
12,676
326,593
SOLE
1
 NONE
FIRST DATA CORPORATION
COM
319963104
11,861
267,301
SOLE
1
 NONE
FLEETBOSTON FINANCIAL
CORPORATION
COM
339030108
6,880
188,504
SOLE
1
 NONE
GAP INC DEL
COM
364760108
313
6,280
SOLE
1
 NONE
GENERAL ELECTRIC CORP
COM
369604103
4,243
27,265
SOLE
1
 NONE
HOUSEHOLD INTL INC
COM
441815107
8,136
218,060
SOLE
1
 NONE
ILLINOIS TOOL WORKS INC
COM
452308109
7,839
141,876
SOLE
1
 NONE
INTEL CORP
COM
458140100
1,400
10,610
SOLE
1
 NONE
INTERNATIONAL BUSINESS
MACHINES CORP
COM
459200101
1,055
8,941
SOLE
1
 NONE
JOHNSON & JOHNSON
COM
478160104
655
9,330
SOLE
1
 NONE
KIMBERLY CLARK CORP
COM
494368103
9,924
177,020
SOLE
1
 NONE
LILLY (ELI) & CO
COM
532457108
591
9,430
SOLE
1
 NONE
LUCENT TECHNOLOGIES INC
COM
549463107
931
15,200
SOLE
1
 NONE
MASCO CORP.
COM
574599106
5,738
279,885
SOLE
1
 NONE
MATTEL INC
COM
577081102
2,631
250,542
SOLE
1
 NONE
MCDONALDS CORP
COM
580135101
608
16,270
SOLE
1
 NONE
MCI WORLDCOM INC
COM
 55268B106
781
7,245
SOLE
1
 NONE
MERCK & CO INC
COM
589331107
477
7,675
SOLE
1
 NONE
MERRILL LYNCH & CO INC.
COM
590188108
370
3,525
SOLE
1
 NONE
MICROSOFT CORPORATION
COM
594918104
714
6,720
SOLE
1
 NONE
MORGAN J P & CO INC
COM
616880100
456
3,460
SOLE
1
 NONE
MOTOROLA INC
COM
620076109
1,366
9,357
SOLE
1
 NONE
NASDAQ 100 TR
UNIT SER 1
631100104
949
8,665
SOLE
1
 NONE
NEW YORK TIMES CO
CLASS A
650111107
2,313
53,862
SOLE
1
 NONE
NEWELL RUBBERMAID INC
COM
651229106
3,853
155,268
SOLE
1
 NONE
NEXTEL COMMUNICATIONS
INC.
CLASS A
 65332V103
350
2,360
SOLE
1
 NONE
ORACLE CORP
COM
 68389X105
602
7,710
SOLE
1
 NONE
PEPSICO INC
COM
713448108
6,659
190,940
SOLE
1
 NONE
PFIZER INC
COM
717081103
869
23,765
SOLE
1
 NONE
PHARMACIA & UPJOHN INC
COM
716941109
7,078
137,439
SOLE
1
 NONE
PHILIP MORRIS COS INC
COM
718154107
3,577
169,326
SOLE
1
 NONE
PRAXAIR INC
COM
 74005P104
4,335
104,140
SOLE
1
 NONE
PROCTER & GAMBLE CO
COM
742718109
231
4,080
SOLE
1
 NONE
RAYTHEON CO.
CLASS B
755111408
3,032
170,845
SOLE
1
 NONE
SAFEWAY INC.
COM NEW
786514208
327
7,225
SOLE
1
 NONE
SBC COMMNICATIONS INC
COM
78387G103
2,210
52,457
SOLE
1
 NONE
SCHERING PLOUGH CORP
COM
806605101
434
11,690
SOLE
1
 NONE
SECTOR SPDR TR
SBI INT-TECH
 81369Y803
329
5,430
SOLE
1
 NONE
SUN MICROSYSTEMS INC.
COM
866810104
831
8,870
SOLE
1
 NONE
SYSCO CORP
COM
871829107
694
19,200
SOLE
1
 NONE
TARGET CORP
COM
87612E106
490
6,555
SOLE
1
 NONE
TELE NORTE LESTE
PARTICIPACOES SA
SPONS ADR
PFD
879246106
399
15,000
SOLE
1
 NONE
TELEFONICA S A
SPONS ADR
879382208
379
5,091
SOLE
1
 NONE
TEXAS INSTRUMENTS INC
COM
882508104
856
5,350
SOLE
1
 NONE
UNITED HEALTHCARE CORP
COM
910581107
8,591
144,085
SOLE
1
 NONE
US BANCORP (DELAWARE)
COM
902973106
2,933
134,059
SOLE
1
 NONE
US WEST INC (NEW)
COM
91273H101
6,237
85,875
SOLE
1
 NONE
WAL MART STORES INC
COM
931142103
407
7,205
SOLE
1
 NONE
WELLS FARGO & CO (NEW)
COM
949746101
12,277
301,281
SOLE
1
 NONE
XEROX CORP
COM
984121103
5,700
219,245
SOLE
1
 NONE